Stock Options Outstanding (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	2,069,451	2,275,166	2,552,663	2,965,843
Weighted-Average Exercise Price of Options Outstanding	$ 20.78	$ 20.67	$ 20.64	$ 20.59
Options Exercisable (fully vested)	2,069,451	2,275,166	2,466,276
$14.39-$18.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	985,702
Weighted-Average Exercise Price of Options Outstanding	$ 15.85
Weighted-Average Remaining Life of Options Outstanding in Years	0.76
Options Exercisable (fully vested)	985,702
Weighted-Average Exercise Price of Options Exercisable	$ 15.85
$19.25-$27.20
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	1,083,749
Weighted-Average Exercise Price of Options Outstanding	$ 25.27
Weighted-Average Remaining Life of Options Outstanding in Years	2.51
Options Exercisable (fully vested)	1,083,749
Weighted-Average Exercise Price of Options Exercisable	$ 25.27
$14.39-$27.20
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	2,069,451
Weighted-Average Exercise Price of Options Outstanding	$ 20.78
Weighted-Average Remaining Life of Options Outstanding in Years	1.68
Options Exercisable (fully vested)	2,069,451
Weighted-Average Exercise Price of Options Exercisable	$ 20.78